UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22714

 NAME OF REGISTRANT:                     Eaton Vance Series Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                07/31

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


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 Eaton Vance Series Fund, Inc.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number N/A
 Eaton Vance Institutional Emerging Markets Debt Fund, a series of Eaton Vance Series Fund, Inc. (Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
 (Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
 Two International Place, Boston, Massachusetts, 02110
 (Name and address of agent
 for service)
 Registrant's telephone number, including area code: (617) 482-8260
 Date of fiscal year end: 7/31
 Date of reporting period: 7/1/14 - 6/30/15

 Eaton Vance Institutional Emerging Markets Debt Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Series Fund, Inc.
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/13/2015